Transactions with Non-Controlling Interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Transactions with Non-Controlling Interests
35	TRANSACTIONS WITH NON-CONTROLLING INTERESTS

a)	Acquisition of additional non-controlling interest
In May, November and December 2016, GyM Chile S.p.A. acquired 5.43%, 6.77%, and 1.49%, respectively of additional shares in Vial y Vives - DSD S.A. at a total purchase price of S/21.6 million, S/25.7 million and S/3.8 million, respectively. The carrying values of the non-controlling
interest at the acquisition dates were S/13.9 million, S/17.9 million and S/3.9 million. The Group ceased to recognize the corresponding non-controlling
interest, recording a decrease in equity attributable to the owners of the Company of S/15.4 million. At December 31, 2019, the outstanding balance was S/22.7 million (S/23 million in 2018) (Note 21).

b)	Contributions (returns) from non-controlling shareholders
Corresponds to the contributions and returns made by the partners of the subsidiary Viva GyM S.A. for the realization of real estate projects. As of December 31, the balances include:

	2017	2018	2019
Viva GyM S.A.
Contributions received	8,654	3,399	152
Returns of contributions	(45,053)	(87,856)	(33,148)

	(36,399)	(84,457)	(32,996)

Plus (less):
Contributions from other subsidiaries	3,202	15,120	—

Increase (decrease) in equity of non controlling parties	(33,197)	(69,337)	(32,996)